Subsequent Events (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jul. 15, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Exercise price per share	$ 11.5		$ 11.5
Dividend shares	0.665
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital		$ 100,000